Document And Entity Information	Oct. 29, 2025
Document Information [Line Items]
Entity, Registrant Name	FIRST NORTHWEST BANCORP
Document, Type	8-K
Document, Period End Date	Oct. 29, 2025
Entity, Incorporation, State or Country Code	WA
Entity, File Number	001-36741
Entity, Tax Identification Number	46-1259100
Entity, Address, Address Line One	105 West 8th Street
Entity, Address, City or Town	Port Angeles
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98362
City Area Code	360
Local Phone Number	457-0461
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FNWB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001556727